Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

7. Related Party Transactions

During the three month ended March 31, 2021, the Company recorded salaries expense of $49,783 (2020 - $16,126) related to services rendered to the Company by its CEO.

During the three month ended March 31, 2021 the Company repaid $19,453 to the Company’s CEO and director. During the three months ended March 31, 2020 the Company’s CEO and director paid on behalf of the Company’s lease payments of $7,317.

During the three month ended March 31, 2021 the Company paid a director of the Company $50,000 for services rendered from 2015 to 2020.

During the three month ended March 31, 2021, the Company paid $53,403 to a U.S.-based corporation which the Company’s CEO and director is also a stockholder.

10. Related Party Transactions

During the year ended December 31, 2020, the Company repaid $5,245 to the Company’s CEO and director. As of December 31, 2020, the Company has $23,393 in related party loan.

During the year ended December 31, 2020, the Company recorded salaries expense of $64,903 (2019–$65,589) related to services rendered to the Company by its CEO.

During the year ended December 31, 2019, the Company incurred $112,665 payable to a U.S.-based corporation with whom the Company’s CEO and director is also a shareholder. The corporation is to help facilitate the purchase of inventory for the Company.